LOANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Total loans	$ 502,940	$ 455,555	$ 502,940	$ 455,555	$ 483,832	$ 449,177	$ 401,246
Changes in the allowance for loan losses
Balance at beginning of period	4,883	5,037	4,661	5,218	5,218	5,251	6,613
Recoveries on loans previously charged off	56	76	177	100	200	278	138
Loans charged off	(33)	(36)	(115)	(616)	(2,432)	(1,256)	(3,800)
Provision	191	100	374	475	1,675	945	2,300
Balance at end of period	5,097	5,177	5,097	5,177	4,661	5,218	5,251
Net charge off activity				516	2,232	978	3,662
Net charge off activity as percentage of average loans outstanding				1.10%	0.48%	0.23%	0.94%
Commercial real estate
Loans
Total loans	274,500	243,363	274,500	243,363	268,809	244,966	199,201
Changes in the allowance for loan losses
Balance at beginning of period	1,756	2,964	1,849	3,267	3,267	2,823	3,460
Recoveries on loans previously charged off	20	29	74	41	92	52	32
Loans charged off		(21)	(1)	(456)	(1,539)	(729)	(2,267)
Provision	(146)	(311)	(292)	(191)	29	1,121	1,598
Balance at end of period	1,630	2,661	1,630	2,661	1,849	3,267	2,823
Commercial, financial, and agricultural
Loans
Total loans	89,515	84,145	89,515	84,145	79,655	80,646	92,269
Changes in the allowance for loan losses
Balance at beginning of period	1,572	847	1,378	692	692	1,079	1,018
Recoveries on loans previously charged off	15	30	59	33	56	201	21
Loans charged off	(3)	(4)	(65)	(76)	(632)	(40)	(579)
Provision	85	217	297	441	1,262	(548)	619
Balance at end of period	1,669	1,090	1,669	1,090	1,378	692	1,079
One to four family residential real estate
Loans
Total loans	105,868	94,254	105,868	94,254	103,768	87,948	77,332
Changes in the allowance for loan losses
Balance at beginning of period	391	990	516	980	980	1,114	1,622
Recoveries on loans previously charged off	8	6	14	11	26	7	1
Loans charged off	(13)	(6)	(16)	(13)	(141)	(399)	(490)
Provision	(41)	(113)	(169)	(101)	(349)	258	(19)
Balance at end of period	345	877	345	877	516	980	1,114
Commercial construction
Loans
Total loans	10,550	16,053	10,550	16,053	10,904	17,229	19,745
Changes in the allowance for loan losses
Balance at beginning of period	41	118	80	125	125	207	389
Recoveries on loans previously charged off	3	1	6	2	2		75
Loans charged off						(6)	(412)
Provision	(4)	(22)	(46)	(30)	(47)	(76)	155
Balance at end of period	40	97	40	97	80	125	207
Consumer
Loans
Total loans	15,043	13,435	15,043	13,435	13,801	10,923	6,925
Changes in the allowance for loan losses
Balance at beginning of period	114	13	148
Recoveries on loans previously charged off	10	10	24	13	22	18	9
Loans charged off	(17)	(5)	(33)	(71)	(120)	(82)	(52)
Provision	4	(5)	(28)	71	246	64	43
Balance at end of period	111	13	111	13	148
Consumer construction
Loans
Total loans	7,464	4,305	7,464	4,305	6,895	7,465	5,774
Changes in the allowance for loan losses
Balance at beginning of period	16		25
Recoveries on loans previously charged off					2
Provision	(1)		(10)		23
Balance at end of period	$ 15		$ 15		$ 25